Employee Benefits - Summary of Actuarial Losses Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Amount accumulated in retained earnings, beginning of year	$ 11,100	$ 9,451
Recognized during the year	2,204	1,649
Amount accumulated in retained earnings, end of year	13,304	11,100
Recognized during the year, net of tax	$ 1,623	$ 1,228